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                                                  (RIVERSOURCE INVESTMENTS LOGO)

PROSPECTUS SUPPLEMENT DATED JUNE 20, 2007*

RiverSource Mid Cap Growth Fund (Jan. 29, 2007)                     S-6426-99 AC

The information under the section "Fund Management and Compensation
 -- Portfolio Manager(s)" has been revised as follows:

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

John K. Schonberg, CFA, Senior Portfolio Manager

- Managed the Fund since 2006.

- Equity Team Leader.

- Joined RiverSource Investments in 1997.

- Began investment career in 1988.

- BS, University of Nebraska.

Sam Murphy, Associate Portfolio Manager

- Managed the Fund since 2007.

- Employed by RiverSource Investments from 1999-2002; returned to RiverSource Investments in 2006 as a Senior Research Analyst.

- Began investment career in 1989.

- MBA, University of Pennsylvania, Wharton School of Business.

Mike Marzolf, Associate Portfolio Manager

- Managed the Fund since 2007.

- Joined RiverSource Investments in 2007 as an Associate Portfolio Manager.

- Began investment career in 1998.

- BS, University of St. Thomas.

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S-6426-3 A (6/07)
Valid until next prospectus update.
*Destroy Jan. 29, 2008